Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,387,345	$ 630,203	¥ 2,704,091
Restricted cash	6,589	946	2,500
Short-term investments (including short-term investments measured at fair value of RMB438,077 and RMB642,759 as of December 31, 2018 and 2019, respectively)	671,259	96,420	450,477
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2018 and December 31, 2019	219,566	31,539	282,431
Amounts due from related parties	548,704	78,816	572,201
Loan receivables, net of allowance for loan losses of RMB2,556 and RMB5,147 as of December 31, 2018 and December 31, 2019, respectively	654,060	93,949	620,219
Loan receivables from factoring business			18,893
Other current assets	243,701	35,004	453,269
Total current assets	6,731,224	966,877	5,104,081
Long-term investments (including long-term investments measured at fair value of RMB609,151 and RMB531,359, as of December 31, 2018 and 2019, respectively)	881,091	126,561	1,025,065
Investment in affiliates	1,272,261	182,749	1,375,110
Property and equipment, net	296,320	42,564	346,653
Operating lease right-of-use assets, net	352,186	50,588
Deferred tax assets	167,430	24,050	113,384
Other non-current assets	102,092	14,666	49,971
Total Assets	9,802,604	1,408,055	8,014,264
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	555,719	79,824	671,200
Income tax payable	126,743	18,205	54,296
Deferred revenues	100,693	14,464	142,925
Other current liabilities	721,898	103,694	722,652
Total current liabilities	1,505,053	216,187	1,591,073
Deferred tax liabilities	56,401	8,101	67,092
Operating lease liabilities, non-current	362,757	52,107
Other non-current liabilities	3,433	493	35,718
Convertible notes			145,004
Total Liabilities	1,927,644	276,888	1,838,887
Shareholders' equity:
Treasury stock (140,479 ordinary shares and Nil as of December 31, 2018 and 2019, respectively)			(40,267)
Additional paid-in capital	2,181,323	313,327	1,895,564
Retained earnings	4,734,992	680,139	3,946,107
Accumulated other comprehensive income	97,049	13,940	36,195
Total Noah Holdings Limited shareholders' equity	7,013,467	1,007,421	5,837,700
Non-controlling interests	861,493	123,746	337,677
Total Shareholders' Equity	7,874,960	1,131,167	6,175,377
Total Liabilities and Equity	9,802,604	1,408,055	8,014,264
Class A
Shareholders' equity:
Ordinary shares	75	11	73
Total Shareholders' Equity	75		73
Class B
Shareholders' equity:
Ordinary shares	28	$ 4	28
Total Shareholders' Equity	¥ 28		¥ 28